Significant Accounting Policies (Details) - Schedule of Net Loss Per Share and the Weighted Average Number of Shares (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Loss Per Share and the Weighted Average Number of Shares [Abstract]
Number of shares of common stock used in computing diluted net loss per share	18,676,084	16,109,514	18,646,401	16,037,214	16,716,905	14,341,518
Net loss of shares of common, diluted	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.23)